Assets Held for Sale (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) gasStation	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		$ 34,225	$ 25,411	$ 27,834
Right-of-Use Assets, Net		2,010	1,139	1,325
Goodwill		3,473	2,272	2,272
Lease Liabilities		(2,957)	(1,757)	(1,916)
Decommissioning Liabilities		(3,906)	(1,248)	$ (1,235)
Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		1,162
Right-of-Use Assets, Net		54
Goodwill		88
Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities		(58)
Decommissioning Liabilities		$ (128)
Retail
Disclosure of operating segments [line items]
Assets held-for-sale, number of gas stations | gasStation		337
Consideration for sale of assets held for sale		$ 420
Operating margin associated with assets held for sale		64
Property, Plant and Equipment, Net		205	0
Right-of-Use Assets, Net		49	0
Goodwill		0	$ 0
Retail | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		498
Right-of-Use Assets, Net		54
Goodwill		0
Retail | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities		(58)
Decommissioning Liabilities		(86)
Tucker
Disclosure of operating segments [line items]
Proceeds from disposal of oil and gas assets	$ 800
Tucker | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		505
Right-of-Use Assets, Net		0
Goodwill		88
Tucker | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities		0
Decommissioning Liabilities		(33)
Wembley
Disclosure of operating segments [line items]
Consideration for sale of assets held for sale		238
Wembley | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		159
Right-of-Use Assets, Net		0
Goodwill		0
Wembley | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities		0
Decommissioning Liabilities		$ (9)